BlackRock Basic Value V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.6%
Aerospace & Defense — 5.5%
Airbus SE
(a)
....................... 43,210 $ 4,900,764
BAE Systems plc, ADR
(b)
.............. 271,759 7,690,780
Huntington Ingalls Industries, Inc. ........ 19,440 4,001,724
Raytheon Technologies Corp. .......... 22,020 1,701,485
18,294,753
Auto Components — 0.6%
Lear Corp. ....................... 11,640 2,109,750
Automobiles — 2.9%
General Motors Co.
(a)
................ 172,291 9,899,841
Banks — 9.6%
Bank of America Corp. ............... 67,891 2,626,703
Citigroup, Inc. ..................... 174,814 12,717,719
JPMorgan Chase & Co. .............. 25,597 3,896,631
Wells Fargo & Co. .................. 332,578 12,993,822
32,234,875
Beverages — 0.8%
Coca-Cola Co. (The) ................ 50,240 2,648,150
Biotechnology — 0.4%
Biogen, Inc.
(a)
..................... 4,826 1,350,074
Capital Markets — 3.3%
Apollo Global Management, Inc. ......... 72,740 3,419,507
Morgan Stanley .................... 98,477 7,647,724
11,067,231
Chemicals — 2.8%
Axalta Coating Systems Ltd.
(a)
.......... 193,160 5,713,673
Corteva , Inc. ...................... 78,549 3,661,954
9,375,627
Communications Equipment — 2.9%
Cisco Systems, Inc. ................. 185,512 9,592,826
Consumer Finance — 3.1%
Ally Financial, Inc. .................. 9,715 439,215
Capital One Financial Corp. ............ 77,057 9,803,962
10,243,177
Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B
(a)
...... 13,310 3,400,306
Equitable Holdings, Inc. .............. 160,390 5,231,922
8,632,228
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc. .......... 96,429 5,607,346
Electric Utilities — 2.4%
American Electric Power Co., Inc. ........ 23,610 1,999,767
Edison International ................. 24,594 1,441,209
Exelon Corp. ...................... 69,780 3,052,177
PG&E Corp.
(a)(b)
.................... 144,210 1,688,699
8,181,852
Entertainment — 0.5%
CD Projekt SA, ADR
(a)(b)
.............. 146,990 1,819,736
Food Products — 1.5%
Danone SA ....................... 72,500 4,962,485
Health Care Equipment & Supplies — 3.2%
Dentsply Sirona, Inc. ................ 43,180 2,755,316
Koninklijke Philips NV, NYRS
(b)
.......... 27,989 1,596,212
Medtronic plc ..................... 17,132 2,023,803
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. .......... 26,860 $ 4,299,749
10,675,080
Health Care Providers & Services — 7.8%
Anthem, Inc. ...................... 19,500 6,999,525
Cigna Corp. ...................... 27,413 6,626,819
CVS Health Corp. .................. 61,580 4,632,663
Laboratory Corp. of America Holdings
(a)
.... 21,733 5,542,567
McKesson Corp. ................... 12,260 2,391,190
26,192,764
Industrial Conglomerates — 2.2%
General Electric Co. ................. 380,597 4,997,238
Siemens AG, ADR .................. 28,570 2,351,197
7,348,435
Insurance — 4.8%
American International Group, Inc. ....... 201,520 9,312,239
Brighthouse Financial, Inc.
(a)
........... 30,562 1,352,369
Fidelity National Financial, Inc. .......... 84,990 3,455,693
First American Financial Corp. .......... 32,400 1,835,460
15,955,761
Interactive Media & Services — 1.9%
(a)
Alphabet, Inc., Class A ............... 2,017 4,160,103
Facebook, Inc., Class A .............. 7,840 2,309,115
6,469,218
Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd., ADR
(a)
....... 14,400 3,264,912
IT Services — 1.9%
Cognizant Technology Solutions Corp., Class A 28,906 2,258,137
FleetCor Technologies, Inc.
(a)
........... 15,930 4,279,276
6,537,413
Media — 3.3%
Comcast Corp., Class A .............. 141,068 7,633,190
Fox Corp., Class A .................. 91,657 3,309,734
10,942,924
Multiline Retail — 2.1%
Dollar Tree, Inc.
(a)
................... 62,917 7,201,480
Multi-Utilities — 2.1%
Ameren Corp. ..................... 22,960 1,868,026
NiSource, Inc. ..................... 102,510 2,471,516
Public Service Enterprise Group, Inc. ..... 43,290 2,606,491
6,946,033
Oil, Gas & Consumable Fuels — 5.6%
BP plc, ADR
(b)
..................... 138,911 3,382,483
ConocoPhillips .................... 97,661 5,173,103
Enterprise Products Partners LP ......... 59,660 1,313,713
Marathon Petroleum Corp. ............ 106,211 5,681,227
Pioneer Natural Resources Co. ......... 21,487 3,412,565
18,963,091
Personal Products — 2.0%
Unilever plc, ADR
(b)
................. 121,199 6,766,540
Pharmaceuticals — 4.5%
Bayer AG (Registered) ............... 96,470 6,113,590
Sanofi, ADR
(b)
..................... 135,140 6,684,025
Viatris , Inc.
(a)
...................... 154,992 2,165,238
14,962,853
Professional Services — 2.6%
CACI International, Inc., Class A
(a)
....... 8,650 2,133,609
Leidos Holdings, Inc. ................ 14,190 1,366,213

BlackRock Basic Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Professional Services (continued)
Robert Half International, Inc. ........... 66,376 $ 5,181,975
8,681,797
Real Estate Management & Development — 1.4%
Howard Hughes Corp. (The)
(a)(b)
......... 48,230 4,588,120
Software — 3.5%
CDK Global, Inc. ................... 62,110 3,357,667
Open Text Corp. ................... 66,930 3,193,230
SS&C Technologies Holdings, Inc. ....... 75,820 5,297,543
11,848,440
Specialty Retail — 1.3%
Ross Stores, Inc. ................... 36,330 4,356,330
Textiles, Apparel & Luxury Goods — 3.1%
(a)
Gildan Activewear , Inc.
(b)
.............. 140,593 4,310,581
Ralph Lauren Corp. ................. 28,645 3,527,918
Skechers USA, Inc., Class A ........... 65,140 2,716,990
10,555,489
Tobacco — 2.4%
Altria Group, Inc. ................... 81,616 4,175,475
British American Tobacco plc, ADR
(b)
...... 102,580 3,973,949
8,149,424
Security
Shares
Shares Value
Wireless Telecommunication Services — 2.3%
Telephone & Data Systems, Inc. ......... 188,706 $ 4,332,690
Vodafone Group plc, ADR
(b)
............ 185,220 3,413,604
7,746,294
Total Common Stocks — 99.6%
(Cost: $277,001,389) ............................. 334,172,349
Total Long-Term Investments — 99.6%
(Cost: $277,001,389) ............................. 334,172,349
Short-Term Securities — 6.5%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 3,098,314 3,098,314
SL Liquidity Series, LLC, Money Market Series,
0.16%
(d)
....................... 18,670,722 18,676,324
Total Short-Term Securities — 6.5%
(Cost: $21,774,922) .............................. 21,774,638
Total Investments — 106.1%
(Cost: $298,776,311 ) ............................. 355,946,987
Liabilities in Excess of Other Assets — (6.1)% ............ (20,426,273)
Net Assets — 100.0% .............................. $ 335,520,714
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,793,464 $ 1,304,850 $ — $ — $ — $ 3,098,314 3,098,314 $ 153 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 23,859,305 — (5,184,008) 1,312 (285) 18,676,324 18,670,722 10,124
(b)
—
$ 1,312 $ (285) $ 21,774,638 $ 10,277 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 13,393,989 $ 4,900,764 $ — $ 18,294,753
Auto Components ...................................... 2,109,750 — — 2,109,750
Automobiles .......................................... 9,899,841 — — 9,899,841
Banks ............................................... 32,234,875 — — 32,234,875
Beverages ........................................... 2,648,150 — — 2,648,150
Biotechnology ......................................... 1,350,074 — — 1,350,074
Capital Markets ........................................ 11,067,231 — — 11,067,231
Chemicals ............................................ 9,375,627 — — 9,375,627
Communications Equipment ................................ 9,592,826 — — 9,592,826
Consumer Finance ...................................... 10,243,177 — — 10,243,177
Diversified Financial Services ............................... 8,632,228 — — 8,632,228
Diversified Telecommunication Services ........................ 5,607,346 — — 5,607,346
Electric Utilities ........................................ 8,181,852 — — 8,181,852
Entertainment ......................................... 1,819,736 — — 1,819,736
Food Products ......................................... — 4,962,485 — 4,962,485
Health Care Equipment & Supplies ........................... 10,675,080 — — 10,675,080
Health Care Providers & Services ............................ 26,192,764 — — 26,192,764
Industrial Conglomerates .................................. 7,348,435 — — 7,348,435
Insurance ............................................ 15,955,761 — — 15,955,761
Interactive Media & Services ............................... 6,469,218 — — 6,469,218
Internet & Direct Marketing Retail ............................ 3,264,912 — — 3,264,912
IT Services ........................................... 6,537,413 — — 6,537,413
Media ............................................... 10,942,924 — — 10,942,924
Multiline Retail ......................................... 7,201,480 — — 7,201,480
Multi-Utilities .......................................... 6,946,033 — — 6,946,033
Oil, Gas & Consumable Fuels ............................... 18,963,091 — — 18,963,091
Personal Products ...................................... 6,766,540 — — 6,766,540

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ 8,849,263 $ 6,113,590 $ — $ 14,962,853
Professional Services .................................... 8,681,797 — — 8,681,797
Real Estate Management & Development ....................... 4,588,120 — — 4,588,120
Software ............................................. 11,848,440 — — 11,848,440
Specialty Retail ........................................ 4,356,330 — — 4,356,330
Textiles, Apparel & Luxury Goods ............................ 10,555,489 — — 10,555,489
Tobacco ............................................. 8,149,424 — — 8,149,424
Wireless Telecommunication Services ......................... 7,746,294 — — 7,746,294
Short-Term Securities ....................................... 3,098,314 — — 3,098,314
Subtotal ....................................................
$ 321,293,824 $ 15,976,839 $ — $ 337,270,663
Investments Valued at NAV
(a)
...................................... 18,676,324
$ —
Total Investments .............................................. $ 355,946,987
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.